Share Capital (Summary of Share Repurchases) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Repurchases [Line Items]
Average price per share		$ 74.73	$ 84.34
Shares repurchased		$ 1,000	$ 4,496
Increase Decrease In Number Of Shares Outstanding		13,378,189	53,312,559
Number of Common Shares [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		(13,378,189)	(53,312,559)
Issued capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 374	$ 1,487
Additional paid-in capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		26	22
Accumulated other comprehensive income [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		0	0
Retained earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 600	$ 2,987
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding				22,186,395
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding			55,111,110
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		5,375,397
Equity Attributable To Owners Of Parent [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 1,000	$ 4,496
Noncontrolling Interests [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding	0